Supplement dated March 26, 2007 to Prospectuses dated May 1, 2006 for

ANNUICHOICE(R), GRANDMASTER FLEX3, IQ THE SMARTANNUITY, IQ(3) THE SMARTANNUITY,
             IQ ADVISOR, PINNACLEPLUS, PINNACLE III, AND PINNACLE IV
                      FLEXIBLE PREMIUM VARIABLE ANNUITIES
                    and to Prospectus dated July 31, 2006 for
               ANNUICHOICE(R) II FLEXIBLE PREMIUM VARIABLE ANNUITY
                   Issued by INTEGRITY LIFE INSURANCE COMPANY
             Through its Separate Account I and Separate Account II

This is a supplement to the prospectuses identified above. This supplement describes important changes to the Variable Account Options and the corresponding Portfolios available in your variable annuity. Please retain this supplement to the prospectuses for future reference.

I. SUBSTITUTION OF VARIABLE ACCOUNT OPTIONS IN YOUR VARIABLE ANNUITY

On April 27, 2007, Integrity Life Insurance Company (Integrity) will replace certain Variable Account Options and the corresponding Portfolios in your variable annuity. The Portfolios on the left in the chart below (Replaced Portfolios) will be replaced with the Portfolios on the right (Replacement Portfolios). This is called the Substitution.

                                  SUBSTITUTION
------------------------------------------------------------ ---------------------------------------------------------
REPLACED PORTFOLIO                                           REPLACEMENT PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
DWS Equity 500 Index VIP Fund: Class A                       Fidelity VIP Index 500: Initial Class
------------------------------------------------------------ ---------------------------------------------------------
DWS Equity 500 Index VIP Fund: Class B                       Fidelity VIP Index 500: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
JPMorgan Bond Portfolio                                      Fidelity VIP Investment Grade Bond: Initial Class
------------------------------------------------------------ ---------------------------------------------------------
JPMorgan International Equity Portfolio                      Fidelity VIP Overseas: Initial Class
------------------------------------------------------------ ---------------------------------------------------------
MFS VIT Capital Opportunities Series: Service Class          Franklin Growth and Income Securities Fund: Class 2
------------------------------------------------------------ ---------------------------------------------------------
MFS VIT Emerging Growth Series: Service Class                Touchstone Eagle Capital Appreciation Fund
------------------------------------------------------------ ---------------------------------------------------------
MFS VIT Investors Growth Stock Series: Service Class         Touchstone Eagle Capital Appreciation Fund
------------------------------------------------------------ ---------------------------------------------------------
MFS VIT Mid Cap Growth Series: Service Class                 Touchstone Mid Cap Growth Fund
------------------------------------------------------------ ---------------------------------------------------------
MFS VIT New Discovery Series: Service Class                  Fidelity Disciplined Small Cap: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
MFS VIT Total Return Series: Service Class                   Franklin Growth and Income Securities Fund: Class 2
------------------------------------------------------------ ---------------------------------------------------------
Putnam VT Discovery Growth: Class IB                         Fidelity VIP Mid Cap: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Putnam VT George Putnam Fund of Boston: Class IB             Fidelity VIP Balanced: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Putnam VT Growth and Income Fund: Class IB                   Franklin Growth and Income Securities Fund: Class 2
------------------------------------------------------------ ---------------------------------------------------------
Putnam VT International Equity Fund: Class IB                Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Putnam VT Small Cap Value Fund: Class IB                     Touchstone Third Avenue Value Fund
------------------------------------------------------------ ---------------------------------------------------------
Putnam VT Voyager Fund: Class IB                             Fidelity Growth: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------

Any Account Value you have in a Replaced Portfolio at the end of the Business Day on April 27, 2007 will automatically be transferred to the corresponding Replacement Portfolio. You will not incur a transfer charge and the transfers will not count toward the number of free transfers allowed each year under your contract.

FREE TRANSFERS BEFORE THE SUBSTITUTION - At anytime after receiving this notice, you may transfer your Account Value out of some or all of the Replaced Portfolios and into any available Investment Option (fixed or variable) without incurring a transfer charge and without counting toward the number of free transfers allowed each year under your contract.

FREE TRANSFERS AFTER THE SUBSTITUTION - For 30 days after the Substitution, you may transfer your Account Value out of the Replacement Portfolios and into any available Investment Option (fixed or variable) without incurring a transfer change and without counting toward the number of free transfers allowed each year under your contract.

II.   CLOSING OF SHARE CLASSES TO NEW PURCHASES

On April 28, 2007, Integrity will close several Variable Account Options, which currently invest in initial class shares of the corresponding Portfolio. The initial class shares (called Initial Class, Class I or Class 1) will no longer be available for additional purchases. Instead, the service class shares (called Service Class, Class II or Class 2) of the same Portfolio will be available. Service class shares generally have higher expenses, which are related to payment made for administrative, marketing and/or distribution services provided to the Portfolios.

Integrity has entered into agreements with the investment advisors or distributors of the Portfolios available through the Variable Account Options. Under these agreements, Integrity provides administrative, marketing and distribution services to the Portfolios and the Portfolios, or their investment advisors or distributors, pay Integrity fees ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. Although these agreements usually cover all share classes, Integrity typically receives greater fees for assets placed in the service class shares. Each of the Portfolios pays a 0.25% annual fee (except the Van Kampen Universal Institutional Funds, which pay 0.35%) to Integrity for assets placed in the service class shares of the Portfolio. This annual fee is commonly known as a 12b-1 fee, and is made under a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940.

CURRENT INVESTMENTS - If you have Account Value currently invested in Variable Account Options that are closing to new purchases, you may leave your money invested or transfer out of the Variable Account Options. However, you cannot make additional purchases of units in the closed Variable Account Options. Additional purchases include new contributions, transfers requested by you or transfers made through Integrity's administrative programs that you may participate in, such as the Dollar Cost Averaging, Systematic Transfer, Systematic Contributions or Customized Asset Rebalancing Programs (Administrative Programs).

FUTURE ALLOCATIONS - If you have allocations in place for future contributions or if purchases are scheduled under Integrity's Administrative Programs, we call these Future Allocations. If you have Future Allocations directed to any of the closed Variable Account Options, those Future Allocations will be automatically changed on April 28, 2007. For each variable annuity that is affected, a chart below lists the Portfolio share classes that are closing on the left (Closed Portfolios) and the Portfolio share classes that will receive your Future Allocations on the right (Future Allocation Portfolios). You may change your Future Allocations to any available Investment Option at any time without a fee.

ANNUICHOICE AND ANNUICHOICE II:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class(1)         Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Overseas: Initial Class(1)                      Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Van Kampen UIF Emerging Markets Debt: Class I                Van Kampen UIF Emerging Markets Debt: Class II
------------------------------------------------------------ ---------------------------------------------------------
Van Kampen UIF U.S. Real Estate: Class I                     Van Kampen UIF U.S. Real Estate: Class II
------------------------------------------------------------ ---------------------------------------------------------

-------------------------
(1) Opened as a Replacement Portfolio for the Substitution on 4-27-07 and closed on 4-28-07. Future Allocations to the Replaced Portfolio will be directed from this Closed Portfolio to the Future Allocation Portfolio.

GRANDMASTER I, II AND III AND HERITAGE ASSET BUILDER:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Balanced: Initial Class                         Fidelity VIP Balanced: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Growth: Initial Class                           Fidelity VIP Growth: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Index 500: Initial Class                        Fidelity VIP Index 500: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class            Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Mid Cap: Service Class                          Fidelity VIP Mid Cap: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Overseas: Initial Class                         Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------

GRANDMASTER FLEX3:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Aggressive ETF: Initial Class                 Touchstone VST Aggressive ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Conservative ETF: Initial Class               Touchstone VST Conservative ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Enhanced ETF: Initial Class                   Touchstone VST Enhanced ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Moderate ETF: Initial Class                   Touchstone VST Moderate ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Van Kampen UIF Emerging Markets Debt: Class I                Van Kampen UIF Emerging Markets Debt: Class II
------------------------------------------------------------ ---------------------------------------------------------
Van Kampen UIF U.S. Real Estate: Class I                     Van Kampen UIF U.S. Real Estate: Class II
------------------------------------------------------------ ---------------------------------------------------------

IQ THE SMARTANNUITY:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Balanced: Initial Class                         Fidelity VIP Balanced: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Balanced: Service Class                         Fidelity VIP Balanced: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Growth: Initial Class                           Fidelity VIP Growth: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Growth: Service Class                           Fidelity VIP Growth: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Index 500: Initial Class                        Fidelity VIP Index 500: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class            Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Mid Cap: Service Class                          Fidelity VIP Mid Cap: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Overseas: Initial Class                         Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Overseas: Service Class                         Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------

IQ(3) THE SMARTANNUITY:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Van Kampen UIF Emerging Markets Debt: Class I                Van Kampen UIF Emerging Markets Debt: Class II
------------------------------------------------------------ ---------------------------------------------------------
Van Kampen UIF U.S. Real Estate: Class I                     Van Kampen UIF U.S. Real Estate: Class II
------------------------------------------------------------ ---------------------------------------------------------

IQ ADVISOR:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Aggressive ETF: Initial Class                 Touchstone VST Aggressive ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Conservative ETF: Initial Class               Touchstone VST Conservative ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Enhanced ETF: Initial Class                   Touchstone VST Enhanced ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Moderate ETF: Initial Class                   Touchstone VST Moderate ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------

PINNACLE I, II AND III:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Growth: Service Class                           Fidelity Growth: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Index 500: Initial Class(1)                     Fidelity VIP Index 500: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class(1)         Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Mid Cap: Service Class                          Fidelity VIP Mid Cap: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Overseas: Initial Class(1)                      Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Franklin Growth and Income Securities Fund: Class 1          Franklin Growth and Income Securities Fund: Class 2
------------------------------------------------------------ ---------------------------------------------------------

PINNACLE IV:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Index 500: Initial Class(1)                     Fidelity VIP Index 500: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class(1)         Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Overseas: Initial Class(1)                      Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Van Kampen UIF Emerging Markets Debt: Class I                Van Kampen UIF Emerging Markets Debt: Class II
------------------------------------------------------------ ---------------------------------------------------------
Van Kampen UIF U.S. Real Estate: Class I                     Van Kampen UIF U.S. Real Estate: Class II
------------------------------------------------------------ ---------------------------------------------------------

PINNACLE PLUS:
------------------------------------------------------------ ---------------------------------------------------------
CLOSED PORTFOLIO                                             FUTURE ALLOCATION PORTFOLIO
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Investment Grade Bond: Initial Class(1)         Fidelity VIP Investment Grade Bond: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Fidelity VIP Overseas: Initial Class(1)                      Fidelity VIP Overseas: Service Class 2
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Aggressive ETF: Initial Class                 Touchstone VST Aggressive ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Conservative ETF: Initial Class               Touchstone VST Conservative ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Enhanced ETF: Initial Class                   Touchstone VST Enhanced ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------
Touchstone VST Moderate ETF: Initial Class                   Touchstone VST Moderate ETF: Service Class
------------------------------------------------------------ ---------------------------------------------------------

III.   NEW VARIABLE ACCOUNT OPTIONS ADDED ON APRIL 30, 2007

Effective April 30, 2007, the following NEW VARIABLE ACCOUNT OPTIONS will be added and available:

             Fidelity VIP Disciplined Small Cap: Service Class 2
             Fidelity VIP Freedom 2010: Service Class 2
             Fidelity VIP Freedom 2015: Service Class 2
             Fidelity VIP Freedom 2020: Service Class 2
             Fidelity VIP Freedom 2025: Service Class 2
             Fidelity VIP Freedom 2030: Service Class 2
             Fidelity VIP Index 500: Service Class 2
             FTVIPT Franklin Small Cap Value Securities Fund: Class 2

The investment objectives, strategies and investment advisor of each new Portfolio are described below. There are no guarantees that a Portfolio will be able to achieve its objective. You should read the Portfolio's prospectus carefully before investing.

FIDELITY VIP FREEDOM FUNDS - Strategic Advisers is each VIP Freedom Fund's investment manager. Fidelity Management & Research Company (FMR), an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager. As the manager, Strategic Advisers administers the asset allocation program for each VIP Freedom Fund. As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling its business affairs. FMR is also responsible for handling the business affairs for each VIP Freedom Fund.

Fidelity VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 40% Domestic Equity Funds, 10% International Equity Fund, 5% High Yield Fixed-Income Fund, 35% Investment Grade Fixed-Income Fund, and 10% Short Term Fund.

Fidelity VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 46% Domestic Equity Funds, 12% International Equity Fund, 6% High Yield Fixed-Income Fund, 31% Investment Grade Fixed-Income Fund, and 5% Short Term Fund.

Fidelity VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 55% Domestic Equity Funds, 14% International Equity Fund, 7% High Yield Fixed-Income Fund, 24% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 57% Domestic Equity Funds, 14% International Equity Fund, 8% High Yield Fixed-Income Fund, 21% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 66% Domestic Equity Funds, 16% International Equity Fund, 8% High Yield Fixed-Income Fund, 10% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO - The investment adviser to the Portfolio is FMR, a registered investment advisor under the Investment Advisers Act of 1940. The Portfolio seeks capital appreciation by investing primarily in common stocks. The Portfolio invests at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000(R) Index or the Standard & Poor's(R) SmallCap 600 Index (S&P(R) SmallCap 600)).

FIDELITY VIP INDEX 500 PORTFOLIO - The investment adviser to the Portfolio is FMR, a registered investment advisor under the Investment Advisers Act of 1940. The Portfolio seeks investment results that correspond to the S&P 500 Index. The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 Index as a whole and lends securities to earn income.

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - The investment advisor to the Portfolio is Franklin Advisory Services, LLC, which is affiliated with Franklin Templeton Investments. The Portfolio seeks long-term total return by investing at least 80% of its assets in small cap companies, which are companies that have capitalization values not exceeding $2.5 billion at the time of purchase. The Portfolio invests predominantly in equity securities.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR NEW VARIABLE ACCOUNT OPTIONS

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
PORTFOLIO                                                     MANAGEMENT      12B-1      OTHER       ACQUIRED FUND     TOTAL ANNUAL
                                                                 FEES          FEE     EXPENSES        EXPENSES          EXPENSES
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
Fidelity VIP Disciplined Small Cap Portfolio, Serv. Cl. 2        0.71%        0.25%      0.73%            N/A        1.69%(2)
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
Fidelity VIP Freedom 2010 Portfolio, Service Class 2              N/A         0.25%       N/A            0.62%            0.87%
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
Fidelity VIP Freedom 2015 Portfolio, Service Class 2              N/A         0.25%       N/A            0.66%            0.91%
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
Fidelity VIP Freedom 2020 Portfolio, Service Class 2              N/A         0.25%       N/A            0.70%            0.95%
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
Fidelity VIP Freedom 2025 Portfolio, Service Class 2              N/A         0.25%       N/A            0.71%            0.96%
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
Fidelity VIP Freedom 2030 Portfolio, Service Class 2              N/A         0.25%       N/A            0.74%            0.99%
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
Fidelity VIP Index 500 Portfolio, Service Class 2 (3)            0.10%        0.25%      0.00%            N/A             0.35%
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------
FTVIPT Franklin Small Cap Value Securities Fund, Cl. 2(4)        0.51%        0.25%      0.17%           0.03%            0.96%
---------------------------------------------------------- ---------------- --------- ------------ ----------------- ---------------

-------------------------
(2) The portfolio's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxed certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%. This arrangement can be discontinued by the fund's manger at any time. Through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been 1.23%. These offsets may be discontinued at any time.

(3) Management fees for the portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the portfolio's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

IV.    SUMMARY OF AVAILABLE VARIABLE ACCOUNT OPTIONS BEGINNING APRIL 30, 2007

Effective April 30, 2007, the following Variable Account Options will be available for purchase(5):
----------------------------------------------------------------- ---------------------------------------------------------------
DWS INVESTMENTS VIT FUND                                          TOUCHSTONE VARIABLE SERIES TRUST
------------------------                                          --------------------------------
DWS Small Cap Index VIP Fund, Class B(6)                          Touchstone VST Balanced Fund
                                                                  Touchstone VST Baron Small Cap Fund
FIDELITY VIP TRUST - ALL SERVICE CLASS 2(7)                       Touchstone VST Core Bond Fund
-------------------------------------------                       Touchstone VST Eagle Capital Appreciation Fund
Fidelity VIP Asset ManagerSM Portfolio                            Touchstone VST Enhanced Dividend 30 Fund
Fidelity VIP Balanced Portfolio                                   Touchstone VST Growth & Income Fund
Fidelity VIP Contrafund(R) Portfolio                              Touchstone VST High Yield Fund
Fidelity VIP Disciplined Small Cap Portfolio                      Touchstone VST Mid Cap Growth Fund
Fidelity VIP Dynamic Capital Appreciation Portfolio               Touchstone VST Money Market Fund, Service Class(9)
Fidelity VIP Equity-Income Portfolio                              Touchstone VST Third Avenue Value Fund
Fidelity VIP Freedom 2010 Portfolio                               Touchstone VST Value Plus Fund
Fidelity VIP Freedom 2015 Portfolio                               Touchstone VST Aggressive ETF Fund, Service Class(8)
Fidelity VIP Freedom 2020 Portfolio                               Touchstone VST Conservative ETF Fund, Service Class(8)
Fidelity VIP Freedom 2025 Portfolio                               Touchstone VST Enhanced ETF Fund, Service Class(8)
Fidelity VIP Freedom 2030 Portfolio                               Touchstone VST Moderate ETF Fund, Service Class(8)
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio                            VAN KAMPEN LIFE INVESTMENT TRUST AND
Fidelity VIP Growth Opportunities Portfolio                       ------------------------------------
Fidelity VIP High Income Portfolio                                UNIVERSAL INSTITUTIONAL FUNDS, INC. - ALL CLASS II
Fidelity VIP Index 500 Portfolio                                  --------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                      Van Kampen LIT Comstock Portfolio
Fidelity VIP Mid Cap Portfolio                                    Van Kampen LIT Strategic Growth Portfolio
Fidelity VIP Overseas Portfolio                                   Van Kampen UIF Emerging Markets Debt Portfolio(10)
                                                                  Van Kampen UIF Emerging Markets Equity Portfolio
FRANKLIN TEMPLETON VIP TRUST - ALL CLASS 2                        Van Kampen UIF U.S. Real Estate Portfolio(9)
------------------------------------------
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund(8)
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Franklin Small Cap Value Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund
----------------------------------------------------------------- ---------------------------------------------------------------

-------------------------
(4) Net total annual portfolio expenses after management and administration fee reductions were 0.93%. The manager has agreed in advance to reduce its fee from assets invested by the portfolio in a Franklin Templeton money market fund (the acquired fund) to the extent that the portfolio's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(5) There is a maximum limit of 10 Investment Options (fixed and variable) available at any one time for your investments and future allocations in the Grand Master I, II and III, Heritage Asset Builder, IQ the Smart Annuity, Pinnacle I, II and some Pinnacle III variable annuities.

(6) Class A shares are available to owners of the Pinnacle IV variable annuities.

(7) Fidelity VIP Initial Class and Service Class 1 shares are available to owners of Grand Master I, II and III, Heritage Asset Builder, IQ the Smart Annuity, Pinnacle I, II and some Pinnacle III variable annuities.

(8) Class 1 shares are available to owners of the Pinnacle I, II and III variable annuities.

(9) Initial class shares are available to owners of Grand Master I, II and III, Heritage Asset Builder, IQ the Smart Annuity, IQ3, Pinnacle I, II and some Pinnacle III variable annuities.

(10) Class I shares are available to owners of the Pinnacle I, II or III variable annuities.